Short-Term Bank Loans (Details) ¥ in Millions									12 Months Ended
	Sep. 12, 2024 USD ($)	Sep. 12, 2024 CNY (¥)	Dec. 26, 2023 USD ($)	Dec. 22, 2023 USD ($)	Dec. 20, 2023 USD ($)	Dec. 19, 2023 USD ($)	Nov. 15, 2023 USD ($)	Sep. 07, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 12, 2024 CNY (¥)	Dec. 26, 2023 CNY (¥)	Dec. 22, 2023 CNY (¥)	Dec. 20, 2023 CNY (¥)	Dec. 19, 2023 CNY (¥)	Nov. 15, 2023 CNY (¥)	Sep. 07, 2023 CNY (¥)
Short-Term Bank Loans [Line Items]
Installment amount	$ 548,058	¥ 4.0							$ 700,000	$ 1,200,000
Interest expenses									$ 134,788	$ 32,444	$ 37,277
Huaxia Bank [Member]
Short-Term Bank Loans [Line Items]
Working capital				$ 423,741	$ 411,043									¥ 3.0	¥ 3.0
Maturity date				Dec. 20, 2024	Mar. 19, 2025
Fixed interest rate				5.50%	5.00%									5.50%	5.00%
Bank of China [Member]
Short-Term Bank Loans [Line Items]
Working capital	$ 1,370,145							$ 1,412,469				¥ 10.0						¥ 10.0
Maturity date	Sep. 11, 2025	Sep. 11, 2025						Sep. 06, 2024
Fixed interest rate	3.45%							3.55%				3.45%						3.55%
Installment amount	$ 274,029	¥ 2.0
Tianshan Rural Commercial Bank [Member]
Short-Term Bank Loans [Line Items]
Working capital						$ 423,741	$ 423,741									¥ 3.0	¥ 3.0
Maturity date						Dec. 18, 2024	Nov. 14, 2024
Fixed interest rate						5.50%										5.50%
Xinjiang Urumqi Rural Commercial Bank [Member]
Short-Term Bank Loans [Line Items]
Working capital			$ 423,741										¥ 3.0
Maturity date			Dec. 25, 2024
Fixed interest rate			5.50%										5.50%